Leases	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Leases

16.	Leases

16.1	Group as a lessee
Amounts recognized in the consolidated statement of financial position
The consolidated statement of financial position shows the following amounts relating to leases:

(in €‘000)	December 31, 2021	December 31, 2020
Right-of-use assets
Office buildings	9,886	10,985
Cars	1,134	1,761
Software	18,674	—
Other	659	868
Total	30,353	13,614
Additions to the
right-of-use
assets for office buildings during 2021 were €259
 thousand
(2020: € nil). Additions to the
right-of-use
assets for cars during 2021 were €144 thousand (2020: €672 thousand). Additions to the right-of-use
assets for software during 2021 were €20,308 thousand (2020: € nil). Additions to the right-of-use
assets for other during 2021 were €90 thousand (2020: €899 thousand).

(in €‘000)	December 31, 2021	December 31, 2020
Lease liabilities
Current
Office buildings	820	963
Cars	604	676
Software	4,002	—
Other	94	187
Total	5,520	1,826
Non-current
Office buildings	9,423	10,315
Cars	551	1,105
Software	15,596	—
Other	527	657
Total	26,097	12,077
Lease liabilities are effectively secured as the rights to the leased assets recorded in the consolidated financial statements revert to the lessor in the event of default.
Amounts recognized in the consolidated statement of profit or loss
The consolidated statement of profit or loss shows the following amounts relating to leases:

(in €‘000)	2021	2020	2019
Depreciation expenses right-of-use assets
Office buildings	893	682	368
Cars	653	948	887
Software	1,633	—	—
Other	229	175	57
Total	3,408	1,805	1,312
Interest expenses on lease liabilities (included in finance costs)
Office buildings	216	241	157
Cars	25	39	37
Software	266	—	—
Other	20	14	4
Total	527	294	198
Total cash outflows for leases
The total cash outflows for leases were as follows:

(in €‘000)	2021	2020	2019
Office buildings	1,031	764	392
Cars	675	974	909
Software	1,774	—	—
Other	262	215	59
Total	3,742	1,953	1,360
Decommissioning of charging sites
The Group has land permits in Germany and in the Netherlands. For some land permits, the Group is required to decommission charging equipment upon termination of the concession. In Germany, in most instances the charging equipment will become the property of the municipality and therefore there are no dismantling costs for the Group. In the Netherlands, in most instances the requester for termination will be required to pay for the dismantling costs which is not expected to be the Group. In other instances, it is expected that the sites will be continued at the end of the concession period. Therefore, any dismantling costs to be capitalized as part of right-of-use
assets are considered to be immaterial as this only constitutes expenses to be incurred for recovering the charging equipment.

16.2	Group as a lessor
During the year ended December 31, 2021, the Group entered into a sublease rental agreement with a third party for one of its office buildings. In the consolidated statement of profit or loss for the year ended December 31, 2021, the Group recognized sublease rental income of €200 thousand (2020: € nil, 2019: € nil).

Future minimum rentals receivable under
non-cancellable
sublease rental agreements classified as operating leases as at each reporting date, are as follows:

(in €‘000)	December 31, 2021	December 31, 2020
Within one year	200	—
After one year but not more than five years	200	—
More than five years	—	—
Total	400	—